Financial result (Unaudited) (Tables)	3 Months Ended
Mar. 31, 2018
Financial result
Schedule of financial result

	Three months ended March 31,
	2018	2017
Financial income
Interest on short-term investments	11.0	7.0
Other	1.4	1.1

	12.4	8.1
Financial expenses
Interest on loans	(47.7)	(77.2)
Interest on factoring credit card and travel agencies receivables	(2.4)	(20.2)
Interest on other operations	(18.9)	(17.9)
Guarantee commission	(5.8)	(5.7)
Loan costs amortization	(5.7)	(8.6)
Other	(8.9)	(9.7)

	(89.4)	(139.3)

Derivative financial instruments, net	13.5	(52.2)

Foreign exchange result, net	(0.2)	27.0

Net financial expenses	(63.7)	(156.4)